Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000004204 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000004204 | 82706C108 | Silicon Motion Technology Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000004204 | 422806208 | HEICO Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000004204 | 882508104 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000004204 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000004204 | 67103H107 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000004204 | 00187Y100 | APi Group Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000004204 | 57636Q104 | Mastercard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000004204 | 78409V104 | S&P Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000004204 | 74935Q107 | RB Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000004204 | Industrials00187Y100
Holdings [Line Items]
Percent of Total Investments	95.40%
C000004204 | Cash & Equivalent60934N856
Holdings [Line Items]
Percent of Total Investments	4.60%
C000004204 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000004204 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004204 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000004204 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004204 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004204 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000004204 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000004204 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000004204 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000004204 | Technology
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000004205 | 422806208 | HEICO Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000004205 | 882508104 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000004205 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000004205 | 88262P102 | Texas Pacific Land Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000004205 | 615369105 | Moody's Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000004205 | 25278X109 | Diamondback Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000004205 | 502431109 | L3Harris Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000004205 | 311900104 | Fastenal Company
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004205 | G25839104 | Coca-Cola Europacific Partners plc
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004205 | 166764100 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004205 | Cash & Equivalent60934N856
Holdings [Line Items]
Percent of Total Investments	1.20%
C000004205 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000004205 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004205 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000004205 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000004205 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000004205 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000004205 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000004205 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000004205 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000004205 | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000004205 | Materials038336103
Holdings [Line Items]
Percent of Total Investments	98.80%
C000004205 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000273645 | 596278101 | Middleby Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000273645 | 12008R107 | Builders FirstSource, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000273645 | 458334109 | Interparfums, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000273645 | 749607107 | RLI Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000273645 | 85423L103 | StandardAero, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000273645 | 553498106 | MSA Safety, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000273645 | 946760105 | Climb Global Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000273645 | T9224W109 | Stevanato Group S.p.A.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000273645 | 53635B107 | Liquidity Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000273645 | 433323102 | Hingham Institution for Savings (The)
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000273645 | Cash & Equivalent60934N856
Holdings [Line Items]
Percent of Total Investments	6.70%
C000273645 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000273645 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000273645 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000273645 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000273645 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000273645 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000273645 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000273645 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000273645 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000273645 | Technology00847J105
Holdings [Line Items]
Percent of Total Investments	93.30%
C000273645 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000004203 | 88262P102 | Texas Pacific Land Corporation
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000004203 | 433323102 | Hingham Institution for Savings (The)
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000004203 | 87162W100 | TD SYNNEX Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000004203 | 940923105 | WaterBridge Infrastructure, LLC, Class A
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000004203 | 514952100 | LandBridge Company, LLC, Class A
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000004203 | 714236106 | Permian Basin Royalty Trust
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000004203 | 92343E102 | VeriSign, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004203 | 962879102 | Wheaton Precious Metals Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000004203 | 165167735 | Expand Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004203 | 115236101 | Brown & Brown, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004203 | Cash & Equivalent60934N856
Holdings [Line Items]
Percent of Total Investments	9.20%
C000004203 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000004203 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000004203 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000004203 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000004203 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004203 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000004203 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000004203 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000004203 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000004203 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000004203 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000004203 | Health CareH01301128
Holdings [Line Items]
Percent of Total Investments	90.80%
C000088418 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000088418 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000088418 | 57636Q104 | Mastercard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000088418 | 2714503 | Hammond Power Solutions, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000088418 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000088418 | G8068L108 | SharkNinja, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000088418 | G29183103 | Eaton Corporation plc
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000088418 | B929F46 | ASML Holding N.V.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000088418 | 433313103 | Hinge Health, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000088418 | BRSCC77 | Tasmea Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088418 | Poland
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000088418 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000088418 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000088418 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000088418 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000088418 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000088418 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000088418 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000088418 | Canada
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000088418 | United States
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C000088418 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000088418 | Cash & Equivalent60934N856
Holdings [Line Items]
Percent of Total Investments	1.50%
C000088418 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088418 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000088418 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000088418 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000088418 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000088418 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088418 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000088418 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000088418 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000088418 | Technology
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000088418 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000088418 | FinancialsBFZNLB6
Holdings [Line Items]
Percent of Total Investments	98.50%
C000219050 | 00187Y100 | APi Group Corporation
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000219050 | 88262P102 | Texas Pacific Land Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000219050 | 940923105 | WaterBridge Infrastructure, LLC, Class A
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000219050 | 514952100 | LandBridge Company, LLC, Class A
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000219050 | BLG2YZ9 | eDreams ODIGEO S.A.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000219050 | BYX5K98 | SigmaRoc plc
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000219050 | 36168Q104 | GFL Environmental, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000219050 | 27005A105 | EagleRock Land, LLC, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000219050 | BTTMWQ9 | Secure Waste Infrastructure Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000219050 | 11271J107 | Brookfield Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000219050 | Cash & Equivalent60934N856
Holdings [Line Items]
Percent of Total Investments	0.80%
C000219050 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000219050 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000219050 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000219050 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000219050 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000219050 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000219050 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000219050 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000219050 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000219050 | Financials00510N102
Holdings [Line Items]
Percent of Total Investments	99.20%
C000004202 | 88262P102 | Texas Pacific Land Corporation
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000004202 | 166764100 | Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000004202 | 940923105 | WaterBridge Infrastructure, LLC, Class A
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000004202 | 514952100 | LandBridge Company, LLC, Class A
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000004202 | 92343E102 | VeriSign, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004202 | 962879102 | Wheaton Precious Metals Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004202 | 165167735 | Expand Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000004202 | 458140100 | Intel Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000004202 | 45866F104 | Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000004202 | 674599105 | Occidental Petroleum Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004202 | Cash & Equivalent60934N856
Holdings [Line Items]
Percent of Total Investments	6.70%
C000004202 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000004202 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004202 | Energy
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000004202 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000004202 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004202 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000004202 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000004202 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000004202 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004202 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000004202 | Materials038336103
Holdings [Line Items]
Percent of Total Investments	93.30%
C000004202 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000004207 | Coca-Cola Europacific Partners plc_0
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004207 | Texas Instruments, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000004207 | U.S. Treasury Inflation-Protected Notes_0.125_2031-01-15
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000004207 | U.S. Treasury Inflation-Protected Notes_0.125_2031-07-15
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000004207 | Truist Financial Corporation_0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000004207 | Exxon Mobil Corporation_0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000004207 | U.S. Treasury Inflation-Protected Notes_0.125_2032-01-15
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000004207 | U.S. Treasury Inflation-Protected Notes_1.75_2034-01-15
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004207 | U.S. Treasury Inflation-Protected Notes_1.125_2033-01-15
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004207 | Illinois Tool Works, Inc._2.65_2026-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004207 | 285512AE9 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000004207 | 863667BC4 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000004207 | 78410G104 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004207 | 60934N856 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004207 | 749685AY9 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004207 | 30231GBN1 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000004207 | 882508BJ2 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000004207 | 191216DP2 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000004207 | 548661EV5 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000004207 | 438516CZ7 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000004207 | 693475AT2 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000004207 | 912828Y38 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000004207 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000004207 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000004207 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004207 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	35.80%